Debentures (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Debentures [Abstract]
2018	$ 30,376	[1]
2019	19,026
2020	19,026
2021	19,026
2022and thereafter	57,850
Total	$ 145,304

[1]	Based on the remaining outstanding Series B Convertible Debentures in the amount of $11,350, which were not converted prior to their maturity on March 26, 2019 (see Note 23(f)).